PARTNERSHIP CAPITAL - Additional Information (Details)			1 Months Ended		12 Months Ended
	Sep. 28, 2023 USD ($) shares	Jan. 21, 2022 $ / shares shares	Nov. 30, 2025 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2025 USD ($) class tradingDay $ / shares shares	Dec. 31, 2025 class $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jan. 29, 2026 $ / shares
Schedule of Partnership Units [Line Items]
Issuance of BIPC exchangeable shares | $	$ 751,000,000
Volume weighted average of trading price, number of trading days | tradingDay					5
Limited partners, basic (in dollars per unit) | $ / shares					$ 0.90		$ 0.04	$ 0.14
Diluted earnings (loss) per share (in dollars per unit) | $ / shares					$ 0.90		$ 0.04	$ 0.14
Exchangeable shares issued as a result of special distribution (in shares)	21,000,000
Potential ordinary share transactions
Schedule of Partnership Units [Line Items]
Quarterly distribution (usd per share) | $ / shares										$ 0.455
Quarterly distribution rate (as a percent)										6.00%
Partners' capital
Schedule of Partnership Units [Line Items]
Repurchased and cancelled (less than in 2025 and 2023) (in shares)					2,000,000		0	1,000,000
Repurchased and cancelled | $					$ 58,000,000			$ 25,000,000
Share repurchase related cost | $					$ 1,000,000		$ 0	$ 1,000,000
Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)					33,922,785	33,922,785	43,901,312	43,901,312	43,901,312
Repurchased and cancelled (less than in 2025 and 2023) (in shares)					9,978,527		0	0
Perpetual subordinated notes
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)					293,000,000	293,000,000	293,000,000	293,000,000	293,000,000
Issued for cash (in shares)		293,000,000
Series 7 Preferred Units | Perpetual subordinated notes
Schedule of Partnership Units [Line Items]
Issued for cash (in shares)		12,000,000
Shares issued, price per share (usd per share) | $ / shares		$ 25
Series 14 Preferred Units | Perpetual subordinated notes
Schedule of Partnership Units [Line Items]
Quarterly fixed distribution rate		5.125%
Series 1 Preferred Units | Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Repurchased and cancelled | $									$ 90,000,000
Losses on redemption | $									6,000,000
Series 3 Preferred Units | Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Repurchased and cancelled | $									90,000,000
Losses on redemption | $									$ 2,000,000
Special General Partner
Schedule of Partnership Units [Line Items]
Dividends recognised as incentive distributions to owners | $					$ 320,000,000		$ 295,000,000	$ 266,000,000
Special General Partner | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)					2,400,631	2,400,631	2,400,631	2,400,631	2,400,631
Weighted average number of shares outstanding (in shares)					2,400,000		2,400,000	2,400,000
Redeemable Partnership Units held by Brookfield | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares)				3,287,267
Number of shares outstanding (in shares)					190,299,956	190,299,956	190,299,956	190,299,956	193,587,223
Weighted average number of shares outstanding (in shares)					190,300,000		190,300,000	192,700,000
Units converted to exchangeable shares, value | $					$ 0		$ 0	$ 100,000,000
Non-controlling Interest - Class A Preferred Units
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares)			23,062,017
Repurchase, authorized percentage			5.00%
Number of shares outstanding (in shares)			23,062,017
Maximum percentage for public float			10.00%
BIPC At The Market Program
Schedule of Partnership Units [Line Items]
Repurchased and cancelled (less than in 2025 and 2023) (in shares)					833,272
Issuance of BIPC exchangeable shares | $			$ 400,000,000
Average prices ( in dollars per share) | (per share)					$ 45.86	$ 63.78
Gross proceeds from issuances | $					$ 38,000,000
Net proceeds from issuances | $					38,000,000
Agent commission costs | $					$ 400,000
Limited Partners | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)					460,488,788	460,488,788	461,855,350	461,343,972	458,380,315
Repurchased and cancelled (less than in 2025 and 2023) (in shares)					1,877,183		0	908,674
Dividend reinvestment plan, unit issued (in shares)					300,000		300,000	400,000
Dividend reinvestment plan, proceeds | $					$ 11,000,000			$ 13,000,000
Weighted average number of shares outstanding (in shares)					460,100,000		461,600,000	459,400,000
Units converted to exchangeable shares, value | $					$ 0		$ 0	$ 100,000,000
Issued for cash (in shares)					330,047		343,347	416,225
BIPC Exchange LP | Partners' capital
Schedule of Partnership Units [Line Items]
Units converted to Class A shares of BIPC (in shares)				3,000,000
Units converted to exchangeable shares, value | $				$ 100,000,000
Non-controlling Interest - Exchange BIPC LP Units, equity | Partners' capital
Schedule of Partnership Units [Line Items]
Shares converted (shares)					100,000		200,000
Non-controlling Interest - Exchange BIPC LP Units, equity | Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Shares converted (shares)					2,000,000		2,000,000
Non-controlling Interest - Exchange LP Units | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)					5,447,803	5,447,803	5,738,152	6,086,026	6,464,819
Shares converted (shares)					200,000		200,000	200,000
Exchange LP conversion (in shares)					100,000		100,000	200,000
Exchange LP unit conversion, value | $					$ 2,000,000		$ 2,000,000	$ 4,000,000
BIPC exchangeable shares | $					$ (2,000,000)		$ (3,000,000)	$ (4,000,000)
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)					132,994,956	132,994,956	132,051,909	131,872,066	110,567,671
Issued for cash (in shares)					833,272		0	0
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | BIPC Exchangeable Share | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)					119,982,167	119,982,167	119,039,120
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Class A.2 Exchangeable Shares | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)					13,012,789	13,012,789	13,012,789
Brookfield Infrastructure Partners
Schedule of Partnership Units [Line Items]
Classes of partnership units | class					3	3
Brookfield Infrastructure Partners | Redeemable Partnership Units held by Brookfield | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares)				3,287,267
Holding LP
Schedule of Partnership Units [Line Items]
Classes of partnership units | class					4	4
Holding LP | Redeemable Partnership Units held by Brookfield | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares)					190,300,000	190,300,000
Holding LP | Incentive Distribution, $0.1827 Threshold | Special General Partner | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (usd per share) | $ / shares					$ 0.1218
Distribution rights entitle as percent, threshold					15.00%
Holding LP | Incentive Distribution, $0.198 Threshold | Special General Partner | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (usd per share) | $ / shares					$ 0.1320
Distribution rights entitle as percent, threshold					25.00%